Parent-Only Financial Statements, Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net cash provided by operating activities (1)		$ 18,722	$ 946		$ 15,904
Available-for-sale securities:
Sales proceeds		42,714	31,584		25,431
Prepayments and maturities		45,710	41,105		33,912
Purchases		(103,671)	(120,980)		(79,778)
Loans:
Other, net		(625)	(508)		(2,223)
Net cash used by investing activities		(5,164)	(122,119)		(107,235)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries		14,020	(1,198)		34,010
Long-term debt:
Proceeds from issuance		43,575	90,111		43,030
Repayment		(80,802)	(34,462)		(27,333)
Preferred stock:
Proceeds from issuance		677	2,101		2,972
Cash dividends paid		(1,629)	(1,566)		(1,426)
Common stock warrants repurchased		(133)	(17)		(49)
Common stock:
Proceeds from issuance		1,211	1,415		1,726
Stock tendered for payment of withholding taxes		(393)	(494)	[1]	(679)	[1]
Repurchased		(9,908)	(8,116)		(8,697)
Cash dividends paid		(7,480)	(7,472)		(7,400)
Other, net		(133)	(107)		33
Net cash provided by financing activities		(10,920)	122,791		90,871
Net change in cash and due from banks		2,638	1,618		(460)
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities (1)	[2]	22,359	10,652		13,469
Loans:
Net repayments from (advances to) subsidiaries		(35,876)	3,174		460
Capital notes and term loans made to subsidiaries		(73,729)	(32,641)		(29,860)
Principal collected on notes/loans made to subsidiaries		69,286	15,164		301
Net increase in investment in subsidiaries		(2,029)	(606)		(1,283)
Other, net		113	18		714
Net cash used by investing activities		(18,001)	(15,963)		(32,032)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries		(8,685)	789		2,084
Long-term debt:
Proceeds from issuance		22,217	34,362		31,487
Repayment		(13,709)	(15,096)		(9,194)
Preferred stock:
Proceeds from issuance		677	2,101		2,972
Cash dividends paid		(1,629)	(1,566)		(1,426)
Common stock:
Proceeds from issuance		1,211	1,415		1,726
Stock tendered for payment of withholding taxes	[2]	(393)	(494)		(679)
Repurchased		(9,908)	(8,116)		(8,697)
Cash dividends paid		7,480	7,472		7,400
Other, net		(138)	(118)		10
Net cash provided by financing activities		(17,837)	5,805		10,883
Net change in cash and due from banks		(13,479)	494		(7,680)
Cash and due from banks at beginning of year		36,660	36,166		43,846
Cash and due from banks at end of year		23,181	36,660		36,166
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale securities:
Sales proceeds		8,658	0		0
Prepayments and maturities		10,250	15,000		7,750
Purchases		(3,900)	(15,000)		(12,750)
Common stock:
Cash and due from banks at beginning of year		36,657
Cash and due from banks at end of year		23,180	36,657
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale securities:
Sales proceeds		9,226	5,472		5,345
Purchases		0	(6,544)		$ (2,709)
Common stock:
Cash and due from banks at beginning of year		3
Cash and due from banks at end of year		$ 1	$ 3

[1]	(1)Prior periods have been revised to conform to the current period presentation.
[2]	(1)Prior periods have been revised to conform to the current period presentation.